VIRTUS KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Brazil—4.6%
Tegma Gestao Logistica S.A.	717,824	$ 2,585
Canada—4.0%
CAE, Inc.(1)	47,882	1,083
Computer Modelling Group Ltd.	87,481	470
Pason Systems, Inc.	74,884	672
		2,225

China—3.1%
Haitian International Holdings Ltd.	660,947	1,713
Finland—1.6%
Enento Group Oyj(1)	51,762	920
France—2.1%
Alten S.A.	7,276	1,159
Germany—1.7%
New Work SE	5,190	941
Israel—0.5%
Max Stock Ltd.	141,348	276
Italy—1.3%
Gruppo MutuiOnline SpA	26,115	739
Japan—6.3%
MarkLines Co., Ltd.	89,744	1,725
Meitec Corp.	54,977	984
Mercari, Inc.(1)	44,378	782
		3,491

Malaysia—2.3%
Heineken Malaysia Bhd	209,915	1,262
Mexico—2.6%
Corp. Moctezuma SAB de C.V.	436,121	1,452
Norway—3.0%
Bouvet ASA	270,346	1,660
Poland—2.1%
Grupa Pracuj S.A.	85,244	1,146
	Shares	Value

Singapore—2.5%
Haw Par Corp., Ltd.	193,217	$ 1,417
South Korea—1.3%
S-1 Corp.	16,427	698
Sweden—2.2%
BTS Group AB Class B	24,479	653
CTT Systems AB	29,583	554
		1,207

United Kingdom—18.4%
AJ Bell plc	317,093	1,350
Auto Trader Group plc	327,459	2,489
Baltic Classifieds Group plc	893,806	1,709
FDM Group Holdings plc	127,288	1,138
Mortgage Advice Bureau Holdings Ltd.	98,946	906
Rightmove plc	386,271	2,683
		10,275

United States—37.0%
Artisan Partners Asset Management, Inc. Class A	19,746	631
Bank of Hawaii Corp.	22,023	1,147
First Hawaiian, Inc.	67,791	1,399
Fox Factory Holding Corp.(1)	10,292	1,249
FTI Consulting, Inc.(1)	13,844	2,732
Landstar System, Inc.	11,108	1,991
MediaAlpha, Inc. Class A(1)	33,939	508
Moelis & Co. Class A	30,039	1,155
NVE Corp.	10,157	843
Primerica, Inc.	17,004	2,929
Ryan Specialty Holdings, Inc. Class A(1)	94,176	3,790
Simpson Manufacturing Co., Inc.	20,565	2,255
		20,629

Total Common Stocks (Identified Cost $51,869)		53,795

Total Long-Term Investments—96.6% (Identified Cost $51,869)		53,795

	Shares	Value

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(2)	1,090,874	$ 1,091
Total Short-Term Investment (Identified Cost $1,091)		1,091

TOTAL INVESTMENTS—98.6% (Identified Cost $52,960)		$54,886
Other assets and liabilities, net—1.4%		804
NET ASSETS—100.0%		$55,690

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	40%
United Kingdom	19
Japan	6
Brazil	5
Canada	4
China	3
Norway	3
Other	20
Total	100%
† % of total investments as of March 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$53,795	$45,214	$8,581
Money Market Mutual Fund	1,091	1,091	—
Total Investments	$54,886	$46,305	$8,581
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Global Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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